Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)
July 31, 2022

Principal Amount		Value
Asset-Backed Securities 7.2%
$ 500,000	AIG CLO Ltd., Ser. 2019-2A, Class ER, (3M USD LIBOR + 6.40%), 9.18%, due 10/25/2033	$ 447,275(a)(b)(c)
1,000,000	AIMCO CLO 10 Ltd., Ser. 2019-10A, Class ER, (3M USD LIBOR + 5.95%), 8.71%, due 7/22/2032	876,989(a)(b)(c)
1,250,000	Ares LIII CLO Ltd., Ser. 2019-53A, Class E, (3M USD LIBOR + 6.85%), 9.63%, due 4/24/2031	1,099,933(a)(b)(c)
500,000	Ares LIV CLO Ltd., Ser. 2019-54A, Class E, (3M USD LIBOR + 7.34%), 9.85%, due 10/15/2032	447,497(a)(b)(c)
500,000	Balboa Bay Loan Funding Ltd., Ser. 2021-2A, Class E, (3M USD LIBOR + 6.60%), 9.31%, due 1/20/2035	434,474(a)(b)(c)
1,000,000	Ballyrock CLO Ltd., Ser. 2019-1A, Class DR, (3M USD LIBOR + 6.75%), 9.26%, due 7/15/2032	899,341(a)(b)(c)
250,000	Barings CLO Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.00%), 8.74%, due 7/18/2029	223,194(a)(b)(c)
500,000	Carlyle U.S. CLO Ltd., Ser. 2020-2A, Class DR, (3M USD LIBOR + 6.70%), 9.48%, due 1/25/2035	437,330(a)(b)(c)
500,000	Catskill Park CLO Ltd., Ser. 2017-1A, Class D, (3M USD LIBOR + 6.00%), 8.71%, due 4/20/2029	443,504(a)(b)(c)
350,000	Cedar Funding X CLO Ltd., Ser. 2019-10A, Class ER, (3M USD LIBOR + 6.50%), 9.21%, due 10/20/2032	314,962(a)(b)(c)
250,000	Crown City CLO II, Ser. 2020-2A, Class DR, (3M CME Term SOFR + 7.11%), 9.59%, due 4/20/2035	217,173(a)(b)(c)
1,075,000	Galaxy XXIV CLO Ltd., Ser. 2017-24A, Class E, (3M USD LIBOR + 5.50%), 8.01%, due 1/15/2031	921,535(a)(b)(c)
1,000,000	Harbor Park CLO Ltd., Ser. 2018-1A, Class E, (3M USD LIBOR + 5.60%), 8.31%, due 1/20/2031	874,073(a)(b)(c)
1,000,000	Magnetite XV Ltd., Ser. 2015-15A, Class ER, (3M USD LIBOR + 5.20%), 7.98%, due 7/25/2031	843,586(a)(b)(c)
500,000	OCP CLO Ltd., Ser. 2019-17A, Class ER, (3M USD LIBOR + 6.50%), 9.21%, due 7/20/2032	441,171(a)(b)(c)
1,000,000	Octagon Investment Partners 48 Ltd., Ser. 2020-3A, Class ER, (3M USD LIBOR + 6.70%), 9.41%, due 10/20/2034	895,050(a)(b)(c)
1,000,000	Parallel 2021-2 Ltd., Ser. 2021-2A, Class D, (3M USD LIBOR + 7.20%), 9.91%, due 10/20/2034	884,131(a)(b)(c)
500,000	Rad CLO 5 Ltd., Ser. 2019-5A, Class E, (3M USD LIBOR + 6.70%), 9.48%, due 7/24/2032	439,695(a)(b)(c)
1,000,000	TCI-Flatiron CLO Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.35%), 7.79%, due 11/18/2030	893,039(a)(b)(c)
1,000,000	TSTAT 2022-1 Ltd., Ser. 2022-1A, Class E, (3M CME Term SOFR + 8.50%), 8.50%, due 7/20/2031	950,000(a)(b)(c)(d)
250,000	Voya CLO Ltd., Ser. 2019-2A, Class E, (3M USD LIBOR + 6.60%), 9.31%, due 7/20/2032	221,153(a)(b)(c)
Total Asset-Backed Securities (Cost $14,030,378)		13,205,105

Corporate Bonds 152.0%
Advertising 0.7%
1,390,000	Cars.com, Inc., 6.38%, due 11/1/2028	1,207,159(a)
Aerospace & Defense 0.9%
TransDigm, Inc.
505,000	7.50%, due 3/15/2027	513,239
1,310,000	5.50%, due 11/15/2027	1,236,627
1,749,866
Air Transportation 3.4%
515,000	Air Canada, 3.88%, due 8/15/2026	473,800(a)
300,000	American Airlines Group, Inc., 3.75%, due 3/1/2025	262,875(a)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
810,000	5.50%, due 4/20/2026	796,627(a)
1,545,000	5.75%, due 4/20/2029	1,479,338(a)
United Airlines, Inc.
400,000	4.38%, due 4/15/2026	384,000(a)
435,000	4.63%, due 4/15/2029	400,744(a)
VistaJet Malta Finance PLC/XO Management Holding, Inc.
1,810,000	7.88%, due 5/1/2027	1,664,204(a)
935,000	6.38%, due 2/1/2030	813,936(a)
6,275,524
Auto Parts & Equipment 3.0%
275,000	Adient Global Holdings Ltd., 4.88%, due 8/15/2026	257,177(a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Auto Parts & Equipment – cont'd
$1,560,000	Clarios Global L.P./Clarios U.S. Finance Co., 8.50%, due 5/15/2027	$ 1,574,477(a)
475,000	Dana, Inc., 4.50%, due 2/15/2032	396,963
715,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	641,641(a)
Goodyear Tire & Rubber Co.
1,070,000	5.00%, due 7/15/2029	975,840
285,000	5.63%, due 4/30/2033	249,945
167,000	Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 6.25%, due 5/15/2026	168,027(a)
Tenneco, Inc.
730,000	5.38%, due 12/15/2024	712,940
475,000	7.88%, due 1/15/2029	471,176(a)
5,448,186
Automakers 2.3%
Ford Motor Co.
1,050,000	9.63%, due 4/22/2030	1,254,750
1,075,000	4.75%, due 1/15/2043	885,532
1,860,000	7.40%, due 11/1/2046	1,892,308
225,000	Jaguar Land Rover Automotive PLC, 5.88%, due 1/15/2028	175,835(a)
4,208,425
Building & Construction 1.6%
1,265,000	Global Infrastructure Solutions, Inc., 7.50%, due 4/15/2032	975,631(a)
755,000	KB Home, 7.25%, due 7/15/2030	758,775
Shea Homes L.P./Shea Homes Funding Corp.
1,100,000	4.75%, due 2/15/2028	922,070(a)
280,000	4.75%, due 4/1/2029	228,142(a)
2,884,618
Building Materials 4.5%
610,000	Advanced Drainage Systems, Inc., 6.38%, due 6/15/2030	614,676(a)
655,000	Builders FirstSource, Inc., 6.38%, due 6/15/2032	652,609(a)
730,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	680,725(a)
1,565,000	Cornerstone Building Brands, Inc., 6.13%, due 1/15/2029	1,048,550(a)
2,485,000	Jeld-Wen, Inc., 4.88%, due 12/15/2027	2,056,337(a)
1,370,000	Masonite Int'l Corp., 5.38%, due 2/1/2028	1,339,175(a)
780,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	660,084(a)
Standard Industries, Inc.
405,000	4.75%, due 1/15/2028	384,750(a)
1,010,000	4.38%, due 7/15/2030	882,215(a)
8,319,121
Cable & Satellite Television 5.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
645,000	5.00%, due 2/1/2028	622,425(a)
1,145,000	5.38%, due 6/1/2029	1,091,128(a)
865,000	4.50%, due 8/15/2030	768,916(a)
570,000	4.25%, due 2/1/2031	494,475(a)
CSC Holdings LLC
715,000	7.50%, due 4/1/2028	656,012(a)
535,000	6.50%, due 2/1/2029	517,131(a)
4,720,000	5.75%, due 1/15/2030	3,811,542(a)
880,000	4.63%, due 12/1/2030	668,800(a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Cable & Satellite Television – cont'd
DISH DBS Corp.
$ 595,000	7.75%, due 7/1/2026	$ 493,552
505,000	7.38%, due 7/1/2028	359,949
710,000	5.13%, due 6/1/2029	463,236
Radiate Holdco LLC/Radiate Finance, Inc.
580,000	4.50%, due 9/15/2026	536,152(a)
390,000	6.50%, due 9/15/2028	309,453(a)
10,792,771
Chemicals 5.1%
370,000	Avient Corp., 7.13%, due 8/1/2030	381,255(a)(d)
325,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 7/1/2028	257,758(a)
NOVA Chemicals Corp.
65,000	5.00%, due 5/1/2025	63,561(a)
1,171,000	5.25%, due 6/1/2027	1,122,989(a)
Olympus Water U.S. Holding Corp.
700,000	4.25%, due 10/1/2028	592,229(a)
615,000	6.25%, due 10/1/2029	439,725(a)
1,340,000	PMHC II, Inc., 9.00%, due 2/15/2030	974,743(a)
SCIH Salt Holdings, Inc.
1,175,000	4.88%, due 5/1/2028	1,020,805(a)
1,015,000	6.63%, due 5/1/2029	858,841(a)
400,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	334,626(a)
635,000	Tronox, Inc., 4.63%, due 3/15/2029	547,384(a)
3,255,000	WR Grace Holdings LLC, 5.63%, due 8/15/2029	2,747,220(a)
9,341,136
Consumer - Commercial Lease Financing 3.2%
715,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	677,999(a)(e)
3,217,508	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	2,477,481(a)(f)
435,000	OneMain Finance Corp., 3.88%, due 9/15/2028	360,182
Springleaf Finance Corp.
495,000	6.88%, due 3/15/2025	488,812
895,000	7.13%, due 3/15/2026	866,337
860,000	6.63%, due 1/15/2028	806,362
370,000	World Acceptance Corp., 7.00%, due 11/1/2026	263,485(a)
5,940,658
Diversified Capital Goods 0.5%
1,000,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	852,290(a)
Electric - Generation 5.7%
Calpine Corp.
420,000	5.13%, due 3/15/2028	395,052(a)
1,030,000	4.63%, due 2/1/2029	926,238(a)
3,490,000	5.00%, due 2/1/2031	3,094,688(a)
450,000	Leeward Renewable Energy Operations LLC, 4.25%, due 7/1/2029	373,758(a)
NRG Energy, Inc.
515,000	5.25%, due 6/15/2029	482,812(a)
595,000	3.63%, due 2/15/2031	498,374(a)
1,765,000	Sunnova Energy Corp., 5.88%, due 9/1/2026	1,659,100(a)
1,940,000	Vistra Corp., 7.00%, due 12/15/2026	1,804,084(a)(e)(g)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Electric - Generation – cont'd
$1,240,000	Vistra Operations Co. LLC, 4.38%, due 5/1/2029	$ 1,152,791(a)
10,386,897
Electric - Integrated 0.1%
133,000	FirstEnergy Corp., Ser. C, 5.35%, due 7/15/2047	119,161(h)
Energy - Exploration & Production 5.7%
400,000	Apache Corp., 5.10%, due 9/1/2040	355,748
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
915,000	7.00%, due 11/1/2026	891,137(a)
190,000	9.00%, due 11/1/2027	230,147(a)
755,000	8.25%, due 12/31/2028	735,717(a)
600,000	5.88%, due 6/30/2029	527,076(a)
Callon Petroleum Co.
250,000	8.00%, due 8/1/2028	253,125(a)
430,000	7.50%, due 6/15/2030	412,409(a)
740,000	Chesapeake Energy Corp., 6.75%, due 4/15/2029	766,529(a)
895,000	Colgate Energy Partners III LLC, 5.88%, due 7/1/2029	819,220(a)
Comstock Resources, Inc.
917,000	6.75%, due 3/1/2029	907,830(a)
505,000	5.88%, due 1/15/2030	474,458(a)
Hilcorp Energy I L.P./Hilcorp Finance Co.
520,000	6.25%, due 11/1/2028	503,591(a)
338,000	5.75%, due 2/1/2029	308,425(a)
373,000	6.00%, due 2/1/2031	341,646(a)
825,000	Northern Oil and Gas, Inc., 8.13%, due 3/1/2028	798,187(a)
1,040,000	PDC Energy, Inc., 5.75%, due 5/15/2026	1,016,600
310,000	Rockcliff Energy II LLC, 5.50%, due 10/15/2029	299,451(a)
860,000	Tap Rock Resources LLC, 7.00%, due 10/1/2026	812,700(a)
10,453,996
Environmental 0.2%
405,000	GFL Environmental, Inc., 4.38%, due 8/15/2029	361,463(a)
Food - Wholesale 1.9%
Performance Food Group, Inc.
1,390,000	5.50%, due 10/15/2027	1,369,720(a)
525,000	4.25%, due 8/1/2029	466,515(a)
U.S. Foods, Inc.
1,365,000	4.75%, due 2/15/2029	1,274,139(a)
460,000	4.63%, due 6/1/2030	421,475(a)
3,531,849
Forestry & Paper 0.3%
605,000	Ahlstrom-Munksjo Holding 3 Oy, 4.88%, due 2/4/2028	490,461(a)
Gaming 2.6%
Caesars Entertainment, Inc.
1,880,000	8.13%, due 7/1/2027	1,880,000(a)
460,000	4.63%, due 10/15/2029	389,988(a)
400,000	Everi Holdings, Inc., 5.00%, due 7/15/2029	360,000(a)
305,000	Midwest Gaming Borrower LLC, 4.88%, due 5/1/2029	278,337(a)
730,000	SC Games Holdings L.P./U.S. FinCo LLC, 6.63%, due 3/1/2030	655,175(a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Gaming – cont'd
$1,140,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/2025	$ 1,123,151(a)
		4,686,651
Gas Distribution 13.5%
1,800,000	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 7.88%, due 5/15/2026	1,884,006(a)
	Buckeye Partners L.P.
910,000	4.13%, due 12/1/2027	832,650
140,000	4.50%, due 3/1/2028	128,800(a)
560,000	5.85%, due 11/15/2043	408,800
720,000	5.60%, due 10/15/2044	529,200
70,000	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.63%, due 5/1/2027	67,200(a)
920,000	DCP Midstream LLC, 5.85%, due 5/21/2043	795,539(a)(e)
465,000	DCP Midstream Operating L.P., 5.60%, due 4/1/2044	402,397
	EQM Midstream Partners L.P.
1,000,000	7.50%, due 6/1/2027	1,021,905(a)
705,000	6.50%, due 7/1/2027	706,459(a)
320,000	4.50%, due 1/15/2029	286,400(a)
710,000	7.50%, due 6/1/2030	730,679(a)
320,000	4.75%, due 1/15/2031	289,088(a)
	EQT Midstream Partners L.P.
450,000	4.13%, due 12/1/2026	414,828
1,815,000	5.50%, due 7/15/2028	1,715,284
	Genesis Energy L.P./Genesis Energy Finance Corp.
165,000	6.50%, due 10/1/2025	159,868
270,000	6.25%, due 5/15/2026	250,231
275,000	8.00%, due 1/15/2027	269,500
1,055,000	7.75%, due 2/1/2028	1,017,864
125,000	Global Partners L.P./GLP Finance Corp., 6.88%, due 1/15/2029	114,055
1,425,000	Harvest Midstream I L.P., 7.50%, due 9/1/2028	1,361,331(a)
610,000	Howard Midstream Energy Partners LLC, 6.75%, due 1/15/2027	527,327(a)
1,005,000	ITT Holdings LLC, 6.50%, due 8/1/2029	863,652(a)
495,000	Kinetik Holdings L.P., 5.88%, due 6/15/2030	502,816(a)
	New Fortress Energy, Inc.
1,215,000	6.75%, due 9/15/2025	1,186,144(a)
2,150,000	6.50%, due 9/30/2026	2,036,157(a)
400,000	NuStar Logistics L.P., 5.75%, due 10/1/2025	388,640
550,000	Solaris Midstream Holdings LLC, 7.63%, due 4/1/2026	532,928(a)
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
585,000	5.75%, due 4/15/2025	459,225
1,105,000	8.50%, due 10/15/2026	1,054,297(a)
	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
375,000	7.50%, due 10/1/2025	375,784(a)
1,205,000	6.00%, due 3/1/2027	1,119,434(a)
525,000	5.50%, due 1/15/2028	476,742(a)
405,000	6.00%, due 12/31/2030	365,006(a)
1,125,000	6.00%, due 9/1/2031	1,013,625(a)
525,000	Venture Global Calcasieu Pass LLC, 3.88%, due 8/15/2029	484,428(a)
		24,772,289
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Health Facilities 1.4%
CHS/Community Health Systems, Inc.
$ 752,000	8.00%, due 12/15/2027	$ 714,400(a)
195,000	6.00%, due 1/15/2029	170,137(a)
650,000	5.25%, due 5/15/2030	546,000(a)
480,000	4.75%, due 2/15/2031	386,400(a)
725,000	Tenet Healthcare Corp., 6.13%, due 10/1/2028	706,875(a)
2,523,812
Health Services 2.2%
595,000	Consensus Cloud Solutions, Inc., 6.50%, due 10/15/2028	529,241(a)
580,000	Envision Healthcare Corp., 8.75%, due 10/15/2026	193,938(a)
2,555,000	Minerva Merger Sub, Inc., 6.50%, due 2/15/2030	2,312,275(a)
700,000	Team Health Holdings, Inc., 6.38%, due 2/1/2025	477,133(a)
585,000	U.S. Acute Care Solutions LLC, 6.38%, due 3/1/2026	544,050(a)
4,056,637
Insurance Brokerage 7.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
2,640,000	6.75%, due 10/15/2027	2,505,730(a)
605,000	5.88%, due 11/1/2029	527,161(a)
1,515,000	AmWINS Group, Inc., 4.88%, due 6/30/2029	1,377,892(a)
AssuredPartners, Inc.
815,000	7.00%, due 8/15/2025	803,141(a)
1,435,000	5.63%, due 1/15/2029	1,277,150(a)
1,385,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	1,184,824(a)
3,700,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	3,637,350(a)
2,135,000	HUB Int'l Ltd., 7.00%, due 5/1/2026	2,108,248(a)
430,000	Ryan Specialty Group LLC, 4.38%, due 2/1/2030	388,075(a)
13,809,571
Investments & Misc. Financial Services 1.5%
2,085,000	CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, due 6/15/2031	1,975,975(a)
280,000	MoneyGram Int'l, Inc., 5.38%, due 8/1/2026	275,700(a)
535,000	MSCI, Inc., 4.00%, due 11/15/2029	504,088(a)
2,755,763
Machinery 2.4%
775,000	Granite U.S. Holdings Corp., 11.00%, due 10/1/2027	720,750(a)
670,000	Granite U.S.Holdings Corp., 11.00%, due 10/1/2027	623,100(i)
300,000	Harsco Corp., 5.75%, due 7/31/2027	227,469(a)
1,480,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	1,222,850(a)
1,010,000	Terex Corp., 5.00%, due 5/15/2029	901,304(a)
410,000	TK Elevator Holdco GmbH, 7.63%, due 7/15/2028	371,050(a)
360,000	Vertical U.S. Newco, Inc., 5.25%, due 7/15/2027	345,600(a)
4,412,123
Managed Care 2.5%
445,000	Centene Corp., 2.50%, due 3/1/2031	381,770
170,000	HealthEquity, Inc., 4.50%, due 10/1/2029	158,328(a)
880,000	Molina Healthcare, Inc., 3.88%, due 5/15/2032	808,526(a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Managed Care – cont'd
MPH Acquisition Holdings LLC
$ 620,000	5.50%, due 9/1/2028	$ 576,600(a)
3,050,000	5.75%, due 11/1/2028	2,594,178(a)
4,519,402
Media Content 2.4%
360,000	iHeartCommunications, Inc., 6.38%, due 5/1/2026	350,316
1,070,000	Lions Gate Capital Holdings LLC, 5.50%, due 4/15/2029	871,017(a)
Sirius XM Radio, Inc.
2,550,000	5.50%, due 7/1/2029	2,505,375(a)
690,000	3.88%, due 9/1/2031	600,300(a)
4,327,008
Medical Products 2.0%
Medline Borrower L.P.
710,000	3.88%, due 4/1/2029	641,663(a)
3,455,000	5.25%, due 10/1/2029	3,122,456(a)
3,764,119
Metals - Mining Excluding Steel 3.8%
3,160,000	Century Aluminum Co., 7.50%, due 4/1/2028	2,808,766(a)
First Quantum Minerals Ltd.
965,000	6.88%, due 3/1/2026	931,096(a)
1,275,000	6.88%, due 10/15/2027	1,214,437(a)
FMG Resources August 2006 Pty Ltd.
655,000	5.88%, due 4/15/2030	624,811(a)
625,000	6.13%, due 4/15/2032	594,063(a)
Hudbay Minerals, Inc.
415,000	4.50%, due 4/1/2026	343,309(a)
560,000	6.13%, due 4/1/2029	435,400(a)
6,951,882
Oil Field Equipment & Services 0.3%
635,000	Nabors Industries, Inc., 7.38%, due 5/15/2027	628,650(a)
Packaging 4.4%
1,940,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, due 8/15/2027	1,475,677(a)
BWAY Holding Co.
450,000	5.50%, due 4/15/2024	445,102(a)
515,000	7.25%, due 4/15/2025	472,270(a)
1,545,000	Graham Packaging Co., Inc., 7.13%, due 8/15/2028	1,299,374(a)
445,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, due 9/15/2028	371,565(a)
410,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/2028	362,850(a)
1,585,000	Trident TPI Holdings, Inc., 9.25%, due 8/1/2024	1,458,200(a)
Trivium Packaging Finance BV
540,000	5.50%, due 8/15/2026	531,900(a)
1,765,000	8.50%, due 8/15/2027	1,685,338(a)
8,102,276
Personal & Household Products 0.7%
245,000	CD&R Smokey Buyer, Inc., 6.75%, due 7/15/2025	229,908(a)
335,000	Diamond BC BV, 4.63%, due 10/1/2029	283,906(a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Personal & Household Products – cont'd
$ 860,000	Energizer Holdings, Inc., 4.75%, due 6/15/2028	$ 730,492(a)
1,244,306
Pharmaceuticals 0.9%
305,000	Bausch Health Cos., Inc., 5.25%, due 2/15/2031	156,374(a)
335,000	Grifols Escrow Issuer SA, 4.75%, due 10/15/2028	296,900(a)
590,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 4/30/2031	552,387(a)
760,000	Valeant Pharmaceuticals Int’l, Inc., 5.50%, due 11/1/2025	676,400(a)
1,682,061
Printing & Publishing 0.8%
McGraw-Hill Ed., Inc.
965,000	5.75%, due 8/1/2028	865,518(a)
745,000	8.00%, due 8/1/2029	625,800(a)
1,491,318
Rail 0.1%
145,000	Watco Cos. LLC/Watco Finance Corp., 6.50%, due 6/15/2027	138,791(a)
Real Estate Development & Management 2.5%
Realogy Group LLC/Realogy Co-Issuer Corp.
3,811,000	5.75%, due 1/15/2029	3,112,215(a)
1,885,000	5.25%, due 4/15/2030	1,503,476(a)
4,615,691
Real Estate Investment Trusts 5.9%
1,250,000	American Finance Trust, Inc./American Finance Operating Partner L.P., 4.50%, due 9/30/2028	1,005,712(a)
Hospitality Properties Trust
417,000	4.65%, due 3/15/2024	379,216
683,000	4.35%, due 10/1/2024	611,111
605,000	4.95%, due 2/15/2027	498,160
115,000	3.95%, due 1/15/2028	85,126
325,000	4.38%, due 2/15/2030	237,806
Iron Mountain, Inc.
2,605,000	5.25%, due 3/15/2028	2,487,775(a)
245,000	5.00%, due 7/15/2028	233,010(a)
2,120,000	4.88%, due 9/15/2029	1,945,674(a)
905,000	5.63%, due 7/15/2032	848,935(a)
1,345,000	RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, due 10/15/2027	1,297,925
650,000	RLJ Lodging Trust L.P., 4.00%, due 9/15/2029	576,062(a)
166,000	VICI Properties L.P./VICI Note Co., Inc., 4.25%, due 12/1/2026	156,016(a)
420,000	XHR L.P., 4.88%, due 6/1/2029	378,790(a)
10,741,318
Recreation & Travel 6.4%
Carnival Corp.
205,000	7.63%, due 3/1/2026	176,352(a)
990,000	5.75%, due 3/1/2027	793,539(a)
1,590,000	9.88%, due 8/1/2027	1,647,534(a)
270,000	Cedar Fair L.P., 5.25%, due 7/15/2029	258,246
1,005,000	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, due 5/1/2025	1,011,909(a)
580,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	532,063(a)
1,175,000	Motion Bondco Designated Activity Co., 6.63%, due 11/15/2027	940,655(a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Recreation & Travel – cont'd
NCL Corp. Ltd.
$ 585,000	3.63%, due 12/15/2024	$ 503,100(a)
1,005,000	5.88%, due 3/15/2026	819,648(a)
405,000	5.88%, due 2/15/2027	372,195(a)
1,085,000	NCL Finance Ltd., 6.13%, due 3/15/2028	838,738(a)
Royal Caribbean Cruises Ltd.
345,000	4.25%, due 7/1/2026	270,808(a)
1,320,000	7.50%, due 10/15/2027	1,047,724
1,895,000	5.50%, due 4/1/2028	1,419,904(a)
440,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	394,460(a)
265,000	Six Flags Entertainment Corp., 5.50%, due 4/15/2027	250,158(a)
466,000	Six Flags Theme Parks, Inc., 7.00%, due 7/1/2025	479,239(a)
11,756,272
Restaurants 0.3%
720,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, due 2/1/2026	648,986(a)
Software - Services 6.0%
990,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	913,859(a)
805,000	Central Parent, Inc./Central Merger Sub, Inc., 7.25%, due 6/15/2029	818,202(a)
2,000,000	Condor Merger Sub, Inc., 7.38%, due 2/15/2030	1,755,950(a)
975,000	Endurance Int'l Group Holdings, Inc., 6.00%, due 2/15/2029	712,305(a)
645,000	Open Text Corp., 3.88%, due 12/1/2029	580,593(a)
435,000	Open Text Holdings, Inc., 4.13%, due 12/1/2031	387,217(a)
3,270,000	Presidio Holdings, Inc., 8.25%, due 2/1/2028	3,081,321(a)
2,830,000	Rackspace Technology Global, Inc., 5.38%, due 12/1/2028	2,079,808(a)
740,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	648,711(a)
10,977,966
Specialty Retail 2.4%
Asbury Automotive Group, Inc.
275,000	4.63%, due 11/15/2029	242,720(a)
185,000	5.00%, due 2/15/2032	161,569(a)
Carvana Co.
1,080,000	5.50%, due 4/15/2027	712,800(a)
860,000	4.88%, due 9/1/2029	513,377(a)
525,000	Crocs, Inc., 4.13%, due 8/15/2031	406,996(a)
Gap, Inc.
265,000	3.63%, due 10/1/2029	194,364(a)
310,000	3.88%, due 10/1/2031	224,564(a)
455,000	Ken Garff Automotive LLC, 4.88%, due 9/15/2028	375,254(a)
645,000	L Brands, Inc., 6.63%, due 10/1/2030	615,499(a)
720,000	LCM Investments Holdings II LLC, 4.88%, due 5/1/2029	615,238(a)
365,000	Petsmart, Inc./Petsmart Finance Corp., 4.75%, due 2/15/2028	346,378(a)
4,408,759
Steel Producers - Products 0.9%
420,000	Allegheny Technologies, Inc., 4.88%, due 10/1/2029	359,374
440,000	Carpenter Technology Corp., 7.63%, due 3/15/2030	400,625
1,320,000	TMS Int'l Corp., 6.25%, due 4/15/2029	879,913(a)
1,639,912
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Support - Services 13.6%
$ 830,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 6/1/2029	$ 638,062(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.
565,000	4.63%, due 6/1/2028	501,664(a)
415,000	4.63%, due 6/1/2028	362,088(a)
APX Group, Inc.
2,090,000	6.75%, due 2/15/2027	2,070,153(a)
1,210,000	5.75%, due 7/15/2029	1,009,234(a)
300,000	Aramark Services, Inc., 5.00%, due 2/1/2028	293,100(a)
1,690,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, due 3/1/2029	1,541,128(a)
1,685,000	BCPE Empire Holdings, Inc., 7.63%, due 5/1/2027	1,470,179(a)
1,780,000	Clarivate Science Holdings Corp., 4.88%, due 7/1/2029	1,575,300(a)
Garda World Security Corp.
595,000	4.63%, due 2/15/2027	536,779(a)
880,000	6.00%, due 6/1/2029	692,890(a)
635,000	GYP Holdings III Corp., 4.63%, due 5/1/2029	514,350(a)
Hertz Corp.
1,040,000	4.63%, due 12/1/2026	925,600(a)
585,000	5.00%, due 12/1/2029	500,201(a)
785,000	IAA Spinco, Inc., 5.50%, due 6/15/2027	784,533(a)
530,000	Korn/Ferry Int'l, 4.63%, due 12/15/2027	498,412(a)
Nielsen Finance LLC/Nielsen Finance Co.
1,755,000	5.63%, due 10/1/2028	1,719,900(a)
805,000	5.88%, due 10/1/2030	789,906(a)
150,000	PECF USS Intermediate Holding III Corp., 8.00%, due 11/15/2029	120,375(a)
Prime Security Services Borrower LLC/Prime Finance, Inc.
530,000	5.25%, due 4/15/2024	529,338(a)
1,285,000	5.75%, due 4/15/2026	1,305,907(a)
990,000	6.25%, due 1/15/2028	907,513(a)
SRS Distribution, Inc.
475,000	4.63%, due 7/1/2028	444,078(a)
730,000	6.13%, due 7/1/2029	656,562(a)
505,000	Summer BC Bidco B LLC, 5.50%, due 10/31/2026	437,363(a)
1,630,000	United Rentals N.A., Inc., 3.75%, due 1/15/2032	1,432,803
425,000	Univar Solutions USA, Inc., 5.13%, due 12/1/2027	411,090(a)
860,000	White Cap Buyer LLC, 6.88%, due 10/15/2028	726,683(a)
1,265,000	White Cap Parent LLC, 8.25% Cash/9.00% PIK, due 3/15/2026	1,045,454(a)(f)
655,000	ZipRecruiter, Inc., 5.00%, due 1/15/2030	585,026(a)
25,025,671
Technology Hardware & Equipment 3.7%
1,550,000	CommScope Finance LLC, 8.25%, due 3/1/2027	1,348,500(a)
CommScope Technologies LLC
929,000	6.00%, due 6/15/2025	859,325(a)
1,935,000	5.00%, due 3/15/2027	1,590,928(a)
CommScope, Inc.
965,000	7.13%, due 7/1/2028	798,538(a)
830,000	4.75%, due 9/1/2029	721,668(a)
985,000	Imola Merger Corp., 4.75%, due 5/15/2029	920,975(a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Technology Hardware & Equipment – cont'd
NCR Corp.
$ 465,000	5.13%, due 4/15/2029	$ 446,435(a)
135,000	5.25%, due 10/1/2030	130,252(a)
6,816,621
Telecom - Wireless 1.5%
Sprint Capital Corp.
885,000	6.88%, due 11/15/2028	993,412
180,000	8.75%, due 3/15/2032	233,100
T-Mobile USA, Inc.
410,000	2.25%, due 2/15/2026	382,190
405,000	2.63%, due 4/15/2026	381,713
250,000	4.75%, due 2/1/2028	249,535
575,000	2.63%, due 2/15/2029	514,625
2,754,575
Telecom - Wireline Integrated & Services 13.9%
Altice France Holding SA
555,000	10.50%, due 5/15/2027	524,142(a)
2,355,000	6.00%, due 2/15/2028	1,817,895(a)
Altice France SA
1,960,000	8.13%, due 2/1/2027	1,935,441(a)
675,000	5.50%, due 1/15/2028	595,168(a)
Consolidated Communications, Inc.
540,000	5.00%, due 10/1/2028	426,637(a)
500,000	6.50%, due 10/1/2028	430,000(a)
Frontier Communications Corp.
2,585,000	5.88%, due 10/15/2027	2,546,587(a)
235,000	6.75%, due 5/1/2029	209,150(a)
1,145,000	5.88%, due 11/1/2029	961,800
650,000	6.00%, due 1/15/2030	546,046(a)
745,000	8.75%, due 5/15/2030	791,108(a)
Iliad Holding SASU
250,000	6.50%, due 10/15/2026	239,963(a)
225,000	7.00%, due 10/15/2028	215,967(a)
Level 3 Financing, Inc.
1,845,000	4.63%, due 9/15/2027	1,686,404(a)
1,455,000	4.25%, due 7/1/2028	1,269,417(a)
1,760,000	3.75%, due 7/15/2029	1,456,400(a)
Lumen Technologies, Inc.
745,000	4.00%, due 2/15/2027	685,415(a)
1,645,000	4.50%, due 1/15/2029	1,303,662(a)
1,275,000	5.38%, due 6/15/2029	1,064,625(a)
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
435,000	4.75%, due 4/30/2027	377,813(a)
615,000	6.00%, due 2/15/2028	472,249(a)
705,000	10.75%, due 6/1/2028	629,212(a)
940,000	Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, due 2/15/2025	945,875(a)
2,280,000	Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, due 2/15/2029	1,755,167(a)
800,000	Virgin Media Finance PLC, 5.00%, due 7/15/2030	677,724(a)
1,305,000	Virgin Media Vendor Financing Notes IV Designated Activity Co., 5.00%, due 7/15/2028	1,192,013(a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecom - Wireline Integrated & Services – cont'd
	Zayo Group Holdings, Inc.
$ 295,000	4.00%, due 3/1/2027	$ 258,202(a)
645,000	6.13%, due 3/1/2028	499,875(a)
		25,513,957
Theaters & Entertainment 0.9%
	Live Nation Entertainment, Inc.
905,000	6.50%, due 5/15/2027	928,756(a)
770,000	4.75%, due 10/15/2027	733,425(a)
		1,662,181
Total Corporate Bonds (Cost $303,462,838)		278,792,149

Loan Assignments(c) 3.9%
Automotive 0.2%
451,573	Tenneco, Inc., Term Loan B, (1M USD LIBOR + 3.00%), 5.37%, due 10/1/2025	443,445
Containers & Glass Products 0.3%
543,544	BWAY Holding Company, Term Loan B, (3M USD LIBOR + 3.25%), 5.04%, due 4/3/2024	518,971
Diversified Insurance 0.5%
654,954	Gainwell Acquisition Corp., Term Loan B, (3M USD LIBOR + 4.00%), 6.25% , due 10/1/2027	634,212
249,367	Hub International Limited, Term Loan B, (3M USD LIBOR + 3.25%), 5.78% – 5.98%, due 4/25/2025	243,602(j)
		877,814
Electrical & Electronics 0.4%
744,375	Redstone Holdco 2 LP, Term Loan, (3M USD LIBOR + 4.75%), 7.53%, due 4/27/2028	627,754
Financial Intermediaries 0.2%
370,000	Asurion LLC, Second Lien Term Loan B4, (1M USD LIBOR + 5.25%), 7.62%, due 1/20/2029	315,980
Health Care 0.9%
249,359	PetVet Care Centers, LLC, Term Loan B3, (1M USD LIBOR + 3.50%), 5.87% , due 2/14/2025	238,918
250,000	RegionalCare Hospital Partners Holdings, Inc., Term Loan B, (1M USD LIBOR + 3.75%), 6.12% , due 11/16/2025	235,670
1,482,745	Team Health Holdings, Inc., Term Loan B, (1M CME Term SOFR + 5.25%), 7.58% , due 3/2/2027	1,209,668
		1,684,256
Leisure Goods - Activities - Movies 0.1%
250,000	Delta 2 (LUX) S.a.r.l., Term Loan, (1M USD LIBOR + 2.50%), 4.87%, due 2/1/2024	246,965
Oil & Gas 0.9%
375,000	Ascent Resources - Utica, Second Lien Term Loan, (3M USD LIBOR + 9.00%), 11.46% , due 11/1/2025	395,156
395,000	Prairie ECI Acquiror LP, Term Loan B, (1M USD LIBOR + 4.75%), 7.12% , due 3/11/2026	364,759
887,718	Waterbridge Midstream Operating LLC, Term Loan B, (3M USD LIBOR + 5.75%), 8.53% , due 6/22/2026	854,153(k)(l)
		1,614,068
Retailers (except food & drug) 0.4%
788,419	Great Outdoors Group, LLC, Term Loan B1, (1M USD LIBOR + 3.75%), 6.12%, due 3/6/2028	719,432
Total Loan Assignments (Cost $7,620,377)		7,048,685
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Convertible Bonds 1.1%
Cable & Satellite Television 1.1%
$2,897,000	DISH Network Corp., 3.38%, due 8/15/2026 (Cost $2,556,772)	$2,061,345
Number of Shares

Short-Term Investments 1.3%
Investment Companies 1.3%
2,378,508	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.88%(m) (Cost $2,378,508)	2,378,508(n)
Total Investments 165.5% (Cost $330,048,873)		303,485,792
Liabilities Less Other Assets (24.1)%		(44,072,867)(o)
Liquidation Preference of Mandatory Redeemable Preferred Shares (41.4%)		(76,000,000)
Net Assets Applicable to Common Stockholders 100.0%		$183,412,925

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2022, these securities amounted to $259,148,177, which represents 141.3% of net assets applicable to common stockholders of the Fund.

(b)	Value determined using significant unobservable inputs.
(c)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2022 and changes periodically.
(d)	When-issued security. Total value of all such securities at July 31, 2022 amounted to $1,331,255, which represents 0.7% of net assets applicable to common stockholders of the Fund.
(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(f)	Payment-in-kind (PIK) security.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(h)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
July 31, 2022.

(i)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2022 amounted to $623,100, which represents 0.3% of net assets of the Fund.

(j)	The stated interest rates represent the range of rates at July 31, 2022 of the underlying contracts within the Loan Assignment.
(k)	All or a portion of this security was purchased on a delayed delivery basis.
(l)	All or a portion of this security had not settled as of July 31, 2022 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(m)	Represents 7-day effective yield as of July 31, 2022.
(n)	All or a portion of this security is segregated in connection with obligations for when-issued securities, delayed delivery securities and/or swaps with a total value of $2,378,508.
(o)	Includes the impact of the Fund's open positions in derivatives at July 31, 2022.
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets Applicable to Common Stockholders
United States	$261,695,073	142.7%
Cayman Islands	14,289,082	7.8%
Canada	5,369,566	2.9%
France	2,986,539	1.6%
United Kingdom	2,986,227	1.6%
Luxembourg	2,589,002	1.4%
Switzerland	2,478,140	1.3%
Netherlands	2,217,238	1.2%
Zambia	2,145,533	1.2%
Australia	1,218,874	0.7%
Bermuda	950,000	0.5%
Germany	716,650	0.4%
Ireland	677,999	0.4%
Finland	490,461	0.3%
Spain	296,900	0.2%
Liquidation Preference of Mandatory Redeemable Preferred Shares	(76,000,000)	(41.4)%
Short-Term Investments and Other Liabilities—Net	(41,694,359)	(22.8)%
	$183,412,925	100.0%
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Derivative Instruments
Interest rate swap contracts (“interest rate swaps”)
At July 31, 2022, the Fund had outstanding interest rate swaps as follows:
Centrally cleared interest rate swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	USD	25,000,000	Receive	3M LIBOR	0.29%	3M/6M	6/21/2023	$656,703	$50,736	$707,439
CME	USD	20,000,000	Receive	3M LIBOR	0.33%	3M/6M	7/3/2023	539,769	33,651	573,420
Total								$1,196,472	$84,387	$1,280,859
At July 31, 2022, the Fund had $331,000 deposited in a segregated account to cover margin requirements for centrally cleared swaps.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Asset-Backed Securities	$—	$—	$13,205,105	$13,205,105
Corporate Bonds#	—	278,792,149	—	278,792,149
Loan Assignments#	—	7,048,685	—	7,048,685
Convertible Bonds#	—	2,061,345	—	2,061,345
Short-Term Investments	—	2,378,508	—	2,378,508
Total Investments	$—	$290,280,687	$13,205,105	$303,485,792

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2021	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2022	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2022
Investments in Securities:
Asset-Backed Securities(1)	$—	$—	$—	$(996)	$7,674	$—	$6,527	$—	$13,205	$(996)
Total	$—	$—	$—	$(996)	$7,674	$—	$6,527	$—	$13,205	$(996)
(1) Asset-Backed Collateralized Loan Obligations rated below investment grade are generally deemed Level 3 by Management.
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2022:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swaps
Assets	$—	$1,280,859	$—	$1,280,859
Total	$—	$1,280,859	$—	$1,280,859

^  A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

July 31, 2022
Notes to Schedule of Investments High Yield Strategies Fund Inc. (Unaudited)
In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).
Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color,and research from market participants and trading desks (level 2 or 3 inputs).
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit specific details, relevant listed bond and preferred stock prices and Other
Market Information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available.
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market
Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments High Yield Strategies Fund Inc. (Unaudited)  (cont’d)
The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs).
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund's Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the Investment
Company Act of 1940, as amended (the "1940 Act"), which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the
SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently updating and implementing policies and procedures to ensure compliance with Rule 2a-5 by the September 8,
2022 compliance date.
Other Matters:
Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Fund and in turn, may impact the financial performance of the Fund.
Russia's Invasion of Ukraine: Russia's invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia's actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund's investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments High Yield Strategies Fund Inc. (Unaudited)  (cont’d)
and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments High Yield Strategies Fund Inc. (Unaudited) (cont'd)
Legend

Benchmarks:
CME Term SOFR	= CME Group, Inc. Term Secured Overnight Financing Rate
LIBOR	= London Interbank Offered Rate
SOFR	= Secured Overnight Financing Rate
Clearinghouses:
CME	= CME Group, Inc.
Index Periods/Payment Frequencies:
1M	= 1 Month
3M	= 3 Months
Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC
Currency Abbreviations:
USD	= United States Dollar
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.